Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants [Abstract]
Schedule of warrants, valuation assumptions
Exercise price	$1.10
Term	4 years
Expected volatility	37%
Dividend yield	0%
Risk-free interest rate	.09%

Exercise price	$1.10
Term	4 years
Expected volatility	37%
Dividend yield	0%
Risk-free interest rate	.09%

Schedule of stock warrants
		Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life

$1.10	1,342,500	3 years
1.00	2,000,004	6 years
$0.55	1,773,027	7 years
	5,115,531

		Weighted Average
Exercise	Number	Remaining
Price	Outstanding	Contractual Life

$1.10	1,342,500	3 years
1.00	2,000,004	6 years
$0.55	1,773,027	7 years
	5,115,531